UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02809 and 811-10095

Name of Fund:    BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2014

Date of reporting period: 12/31/2013

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Value Opportunities Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Value Opportunities LLC	$1,037,420,914
Total Investments (Cost — $770,238,138) — 100.1%	1,037,420,914
Liabilities in Excess of Other Assets — (0.1)%	(792,309)

Net Assets — 100.0%	$1,036,628,605

Notes to Schedule of Investments

BlackRock Value Opportunities Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Value Opportunities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,037,420,914 and 99.4%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	DECEMBER 31, 2013	1

Schedule of Investments December 31, 2013 (Unaudited)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.0%
Esterline Technologies Corp. (a)	71,800	$7,320,728
The KEYW Holding Corp. (a)(b)	556,200	7,475,328
Moog, Inc., Class A (a)	217,200	14,756,568
Orbital Sciences Corp. (a)	501,500	11,684,950

		41,237,574
Auto Components — 1.0%
Tenneco, Inc. (a)	187,257	10,593,128
Automobiles — 0.7%
Thor Industries, Inc.	131,898	7,284,727
Beverages — 0.6%
Cott Corp.	703,808	5,672,692
Biotechnology — 2.9%
Arena Pharmaceuticals, Inc. (a)(b)	701,736	4,105,156
ArQule, Inc. (a)	377,010	810,571
Cell Therapeutics, Inc. (a)	546,100	1,048,512
Geron Corp. (a)	1,370,855	6,497,853
MannKind Corp. (a)(b)	1,257,016	6,549,053
Myriad Genetics, Inc. (a)(b)	337,350	7,077,603
XOMA Corp. (a)	584,893	3,936,330

		30,025,078
Building Products — 0.9%
Norcraft Cos., Inc. (a)	463,900	9,101,718
Capital Markets — 3.5%
Apollo Investment Corp.	606,300	5,141,424
Artisan Partners Asset Management, Inc., Class A	34,700	2,262,093
Investment Technology Group, Inc. (a)	291,300	5,989,128
Marcus & Millichap, Inc. (a)	579,673	8,637,128
Stifel Financial Corp. (a)(b)	298,600	14,308,912

		36,338,685
Chemicals — 3.2%
Axiall Corp.	151,078	7,167,140
Huntsman Corp.	229,100	5,635,860
Kraton Performance Polymers, Inc. (a)	358,195	8,256,395
OM Group, Inc. (a)	179,700	6,542,877
Rockwood Holdings, Inc.	71,155	5,117,468

		32,719,740
Commercial Banks — 8.0%
Banner Corp.	222,799	9,985,851
BBCN Bancorp, Inc.	427,800	7,097,202
Boston Private Financial Holdings, Inc.	429,476	5,419,987
Cathay General Bancorp	260,300	6,957,819
Hanmi Financial Corp.	443,900	9,716,971
Old National Bancorp	781,100	12,005,507
Pinnacle Financial Partners, Inc. (a)(b)	24,105	784,136
PrivateBancorp, Inc.	278,200	8,048,326
Susquehanna Bancshares, Inc.	159,400	2,046,696
Umpqua Holdings Corp.	605,800	11,595,012
Wintrust Financial Corp.	208,400	9,611,408

		83,268,915
Commercial Services & Supplies — 0.2%
EnerNOC, Inc. (a)	121,969	2,099,086
Communications Equipment — 3.4%
ARRIS Group, Inc. (a)	466,400	11,363,836

Common Stocks	Shares	Value
Communications Equipment (concluded)
Digi International, Inc. (a)	563,800	$6,833,256
Harmonic, Inc. (a)	1,057,000	7,800,660
Ixia (a)	366,100	4,872,791
Procera Networks, Inc. (a)(b)	330,500	4,964,110

		35,834,653
Computers & Peripherals — 1.2%
NCR Corp. (a)	162,243	5,525,997
Silicon Graphics International Corp. (a)	523,807	7,024,252

		12,550,249
Construction & Engineering — 2.0%
KBR, Inc.	281,000	8,961,090
MYR Group, Inc. (a)	232,200	5,823,576
Orion Marine Group, Inc. (a)	518,541	6,238,048

		21,022,714
Consumer Finance — 0.6%
Springleaf Holdings, Inc. (a)	260,000	6,572,800
Containers & Packaging — 0.5%
Rock Tenn Co., Class A	49,180	5,164,392
Diversified Consumer Services — 1.7%
Apollo Education Group, Inc. (a)	334,015	9,125,290
Lincoln Educational Services Corp.	719,420	3,582,712
Weight Watchers International, Inc. (b)	156,345	5,148,441

		17,856,443
Electric Utilities — 2.7%
ALLETE, Inc.	220,800	11,013,504
El Paso Electric Co.	195,900	6,878,049
Hawaiian Electric Industries, Inc. (b)	199,800	5,206,788
PNM Resources, Inc.	223,100	5,381,172

		28,479,513
Electronic Equipment, Instruments & Components — 4.7%
Anixter International, Inc.	139,800	12,559,632
Ingram Micro, Inc., Class A (a)	295,600	6,934,776
OSI Systems, Inc. (a)	170,800	9,071,188
Plexus Corp. (a)	148,700	6,437,223
Rofin-Sinar Technologies, Inc. (a)(b)	279,800	7,560,196
ScanSource, Inc. (a)	152,800	6,483,304

		49,046,319
Energy Equipment & Services — 2.7%
McDermott International, Inc. (a)(b)	806,200	7,384,792
Oil States International, Inc. (a)	23,600	2,400,592
Pioneer Energy Services Corp. (a)	904,096	7,241,809
Superior Energy Services, Inc. (a)	211,600	5,630,676
TETRA Technologies, Inc. (a)	440,800	5,448,288

		28,106,157
Food & Staples Retailing — 1.1%
SUPERVALU, Inc. (a)	1,625,500	11,849,895
Food Products — 0.7%
Pinnacle Foods, Inc.	277,310	7,614,933
Gas Utilities — 2.1%
Northwest Natural Gas Co.	79,700	3,412,754

MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2013	1

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Gas Utilities (concluded)
South Jersey Industries, Inc.	170,100	$9,518,796
Southwest Gas Corp.	159,000	8,889,690

		21,821,240
Health Care Equipment & Supplies — 6.0%
CONMED Corp.	154,535	6,567,737
Hansen Medical, Inc. (a)(b)	2,341,132	4,050,158
Invacare Corp.	687,544	15,957,896
NuVasive, Inc. (a)	344,581	11,140,304
OraSure Technologies, Inc. (a)	2,087,799	13,132,256
Wright Medical Group, Inc. (a)	391,259	12,015,564

		62,863,915
Health Care Providers & Services — 2.3%
Gentiva Health Services, Inc. (a)	547,585	6,795,530
LCA-Vision, Inc. (a)(c)	1,955,583	7,626,774
Owens & Minor, Inc.	258,653	9,456,354

		23,878,658
Hotels, Restaurants & Leisure — 2.6%
Bravo Brio Restaurant Group, Inc. (a)	321,835	5,236,255
Brinker International, Inc.	120,975	5,605,981
Papa John’s International, Inc.	139,944	6,353,458
Pinnacle Entertainment, Inc. (a)	386,821	10,053,478

		27,249,172
Household Durables — 1.1%
SodaStream International Ltd. (a)(b)	125,806	6,245,010
Taylor Morrison Home Corp., Class A (a)	244,829	5,496,411

		11,741,421
Insurance — 1.2%
Fidelity & Guaranty Life (a)	309,400	5,860,036
Horace Mann Educators Corp.	100,100	3,157,154
Selective Insurance Group, Inc.	133,100	3,601,686

		12,618,876
Internet & Catalog Retail — 0.3%
dELiA*s, Inc. (a)(c)	3,738,985	3,288,811
Leisure Equipment & Products — 0.4%
LeapFrog Enterprises, Inc. (a)(b)	547,108	4,344,037
Life Sciences Tools & Services — 2.1%
Affymetrix, Inc. (a)(b)	1,546,014	13,249,340
Pacific Biosciences of California, Inc. (a)	1,636,979	8,561,400

		21,810,740
Machinery — 3.9%
Barnes Group, Inc.	119,900	4,593,369
CIRCOR International, Inc.	53,929	4,356,385
Crane Co.	79,800	5,366,550
EnPro Industries, Inc. (a)	150,200	8,659,030
Kennametal, Inc.	119,400	6,217,158
RBC Bearings, Inc. (a)(b)	166,700	11,794,025

		40,986,517
Media — 1.2%
AMC Entertainment Holdings, Inc., Class A (a)	266,200	5,470,410
Carmike Cinemas, Inc. (a)	261,774	7,287,788

		12,758,198

Common Stocks	Shares	Value
Metals & Mining — 1.3%
Haynes International, Inc.	200,195	$11,058,772
Materion Corp.	78,486	2,421,293

		13,480,065
Multiline Retail — 0.9%
Fred’s, Inc., Class A	518,464	9,601,953
Multi-Utilities — 1.5%
NorthWestern Corp.	354,800	15,369,936
Oil, Gas & Consumable Fuels — 6.5%
Africa Oil Corp. (a)(b)	1,037,500	9,014,945
Bill Barrett Corp. (a)	282,300	7,559,994
Callon Petroleum Co. (a)	422,400	2,758,272
Carrizo Oil & Gas, Inc. (a)	116,900	5,233,613
Emerald Oil, Inc. (a)(b)	853,100	6,534,746
Navigator Holdings Ltd. (a)	158,200	4,261,908
Oasis Petroleum, Inc. (a)	228,524	10,733,772
Ship Finance International Ltd.	382,900	6,271,902
SM Energy Co.	128,100	10,646,391
StealthGas, Inc. (a)	491,800	5,011,442

		68,026,985
Paper & Forest Products — 0.3%
Schweitzer-Mauduit International, Inc.	58,140	2,992,466
Personal Products — 0.3%
Elizabeth Arden, Inc. (a)	90,315	3,201,667
Professional Services — 0.9%
Kforce, Inc.	451,900	9,245,874
Real Estate Investment Trusts (REITs) — 5.9%
Ashford Hospitality Prime, Inc.	257,516	4,686,791
Corporate Office Properties Trust	230,960	5,471,442
CyrusOne, Inc.	601,353	13,428,212
Education Realty Trust, Inc.	1,161,195	10,241,740
Pennsylvania Real Estate Investment Trust	562,360	10,673,593
Rouse Properties, Inc. (b)	776,701	17,234,995

		61,736,773
Semiconductors & Semiconductor Equipment — 1.8%
DSP Group, Inc. (a)	793,237	7,702,331
RF Micro Devices, Inc. (a)	1,136,217	5,862,880
Teradyne, Inc. (a)	247,900	4,367,998
Veeco Instruments, Inc. (a)	16,000	526,560

		18,459,769
Software — 2.8%
Bottomline Technologies, Inc. (a)(b)	244,297	8,833,779
Compuware Corp.	151,100	1,693,831
Monotype Imaging Holdings, Inc.	101,737	3,241,341
PTC, Inc. (a)	236,600	8,373,274
Take-Two Interactive Software, Inc. (a)	412,400	7,163,388

		29,305,613
Specialty Retail — 5.5%
Abercrombie & Fitch Co., Class A	312,783	10,293,688
The Children’s Place Retail Stores, Inc. (a)	143,148	8,155,142
Express, Inc. (a)	268,904	5,020,438
Genesco, Inc. (a)(b)	146,619	10,711,984
Office Depot, Inc. (a)	1,921,134	10,162,799

2	MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail (concluded)
Penske Automotive Group, Inc.	136,043	$6,415,788
Stage Stores, Inc.	281,713	6,259,663

		57,019,502
Textiles, Apparel & Luxury Goods — 1.0%
G-III Apparel Group Ltd. (a)	84,637	6,245,364
Vera Bradley, Inc. (a)(b)	176,200	4,235,848

		10,481,212
Thrifts & Mortgage Finance — 0.9%
Northwest Bancshares, Inc.	653,000	9,651,340

		1,034,374,151
Total Common Stocks — 99.1%
Warrants (d)
Biotechnology — 0.1%
MannKind Corp. (Issued/exercisable 2/06/12, 0.6 Share for 1 Warrant, Expires 2/08/16, Strike Price $2.40)	220,500	485,100
XOMA Corp. (Issued/exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76)	202,350	502,840
Total Warrants — 0.1%		987,940
Total Long-Term Investments (Cost — $766,773,737) — 99.2%		1,035,362,091

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)	6,514,779	$6,514,779
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (e)(f)(g)	$105,708	105,708,276
Total Short-Term Securities (Cost — $112,223,055) — 10.8%		112,223,055
Total Investments (Cost — $878,996,792*) — 110.0%		1,147,585,146
Liabilities in Excess of Other Assets — (10.0)%		(104,162,593)

Net Assets — 100.0%		$1,043,422,553

Notes to Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$886,407,428

Gross unrealized appreciation	$273,118,367
Gross unrealized depreciation	(11,940,649)

Net unrealized appreciation	$261,177,718

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers (whereby the Master LLC held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2013	Shares Purchased	Shares Sold	Shares Held at December 31, 2013	Value Held at December 31, 2013
dELiA*s, Inc.	—	3,738,985	—	3,738,985	$3,288,811
LCA-Vision, Inc.	1,496,716	458,867	—	1,955,583	$7,626,774

(d)	Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	Represents the current yield as of report date.

(f)	Investments in issuers considered to be an affiliate of the Master LLC during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at March 31, 2013	Net Activity	Shares/Beneficial Interest Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	23,663,723	(17,148,944)	6,514,779	$9,370
BlackRock Liquidity Series, LLC, Money Market Series	$133,618,177	$(27,909,901)	$105,708,276	$586,898

MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2013	3

Schedule of Investments (concluded)	Master Value Opportunities LLC

(g)	Security was purchased with the cash collateral from loaned securities. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$1,034,374,151	—	—	$1,034,374,151
Warrants	485,100	—	$502,840	987,940
Short-Term Securities	6,514,779	$105,708,276	—	112,223,055
Total	$1,041,374,030	$105,708,276	$502,840	$1,147,585,146

[1] See above Schedule of Investments for values in each industry.

The carrying amount for certain of the Master LLC’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$271,777	—	—	$271,777
Foreign currency at value	501	—	—	501
Liabilities:
Collateral on securities loaned at value	—	$(105,708,276)	—	(105,708,276)
Total	$272,278	$(105,708,276)	—	$(105,435,998)

There were no transfers between levels during the period ended December 31, 2013.

4	MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 24, 2014